Marketable Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investments, All Other Investments [Abstract]
Fair value and carrying value at beginning of year	$ 83,575	$ 177,945
Increase (decrease) in fair value	21,643	5,756
Disposals during the year		(100,126)
Fair value and carrying value at balance sheet date	$ 105,218	$ 83,575